Schedule of Investments (unaudited) September 30, 2020	BlackRock Enhanced Equity Dividend Trust (BDJ) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.1%
BAE Systems PLC	5,217,476	$32,403,174

Air Freight & Logistics — 0.4%
FedEx Corp.(a)	25,880	6,509,338

Automobiles — 1.6%
General Motors Co.(a)	845,100	25,006,509

Banks(a) — 9.8%
Bank of America Corp.	2,021,632	48,701,115
Citigroup, Inc.(b)	1,048,832	45,215,147
JPMorgan Chase & Co.(b)	209,159	20,135,737
Wells Fargo & Co.	1,610,298	37,858,106

		151,910,105

Beverages(a) — 3.1%
Coca-Cola Co.	464,030	22,909,161
Constellation Brands, Inc., Class A	132,071	25,028,775

		47,937,936

Capital Markets(a) — 5.5%
Charles Schwab Corp.	635,910	23,039,019
CME Group, Inc.	84,870	14,199,600
Morgan Stanley	429,417	20,762,312
Raymond James Financial, Inc.	365,570	26,598,873

		84,599,804

Chemicals(a) — 2.2%
Corteva, Inc.	364,551	10,502,714
DuPont de Nemours, Inc.	226,373	12,559,174
PPG Industries, Inc.	89,930	10,978,655

		34,040,543

Communications Equipment(a) — 2.1%
Cisco Systems, Inc.	339,868	13,387,401
Motorola Solutions, Inc.	118,440	18,572,576

		31,959,977

Consumer Finance — 0.9%
American Express Co.(a)	140,370	14,072,093

Diversified Financial Services(a) — 2.6%
Berkshire Hathaway, Inc., Class B(c)	137,455	29,269,668
Equitable Holdings, Inc.	579,562	10,571,211

		39,840,879

Diversified Telecommunication Services — 4.7%
Verizon Communications, Inc.(a)(b)	1,216,250	72,354,712

Electric Utilities(a) — 1.5%
Edison International	262,790	13,360,244
PPL Corp.	356,254	9,693,671

		23,053,915

Food Products — 0.9%
Danone SA	59,890	3,879,374
Nestle SA, Registered Shares	81,208	9,664,724

		13,544,098

Health Care Equipment & Supplies — 5.9%
Alcon, Inc.(c)	287,330	16,290,372
Koninklijke Philips NV(c)	678,251	32,026,408
Medtronic PLC(a)	418,409	43,481,063

		91,797,843

Health Care Providers & Services(a) — 7.2%
Anthem, Inc.	159,101	42,732,938

Security	Shares	Value

Health Care Providers & Services (continued)
CVS Health Corp.	414,822	$24,225,605
Humana, Inc.	16,990	7,031,991
McKesson Corp.	91,066	13,562,459
UnitedHealth Group, Inc.	75,670	23,591,636

		111,144,629

Household Durables — 0.7%
Newell Brands, Inc.(a)	667,896	11,461,095

Industrial Conglomerates — 2.4%
General Electric Co.(a)	2,765,273	17,227,651
Siemens AG, Class N, Registered Shares	154,130	19,464,919

		36,692,570

Insurance(a) — 7.2%
Allstate Corp.	131,757	12,403,603
American International Group, Inc.	1,176,486	32,388,660
Arthur J Gallagher & Co.	302,228	31,909,232
Fidelity National Financial, Inc.	361,987	11,333,813
MetLife, Inc.	621,726	23,109,556

		111,144,864

IT Services(a) — 4.3%
Cognizant Technology Solutions Corp., Class A	567,329	39,383,979
Visa, Inc., Class A	130,983	26,192,671

		65,576,650

Media(a) — 3.6%
Comcast Corp., Class A	809,755	37,459,266
Fox Corp., Class A	610,440	16,988,545
Fox Corp., Class B(c)	26,570	743,163

		55,190,974

Multiline Retail — 0.4%
Dollar General Corp.(a)	26,622	5,580,504

Multi-Utilities(a) — 2.1%
NiSource, Inc.	377,810	8,311,820
Public Service Enterprise Group, Inc.	451,785	24,807,514

		33,119,334

Oil, Gas & Consumable Fuels — 7.0%
BP PLC	2,644,260	7,647,143
ConocoPhillips(a)	365,320	11,997,109
Enterprise Products Partners LP(a)	1,336,081	21,096,719
Equinor ASA	902,240	12,782,632
Marathon Petroleum Corp.(a)	763,676	22,406,254
Pioneer Natural Resources Co.(a)	185,679	15,966,537
Williams Cos., Inc.(a)	832,029	16,349,370

		108,245,764

Personal Products — 2.5%
Unilever NV, NY Shares(a)	630,160	38,061,664

Pharmaceuticals — 5.1%
AstraZeneca PLC	203,128	22,194,660
Bayer AG, Registered Shares	437,514	26,991,854
Sanofi	301,690	30,232,902

		79,419,416

Road & Rail — 1.1%
Union Pacific Corp.	88,320	17,387,558

Semiconductors & Semiconductor Equipment(a) — 1.5%
Applied Materials, Inc.	137,030	8,146,433
NXP Semiconductors NV	114,100	14,240,821

		22,387,254

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Enhanced Equity Dividend Trust (BDJ) (Percentages shown are based on Net Assets)

Security	Shares	Value

Software(a) — 2.3%
CDK Global, Inc.	179,345	$7,817,649
Microsoft Corp.	95,557	20,098,504
Open Text Corp.	183,693	7,759,192

		35,675,345

Specialty Retail(a) — 2.6%
Lowe’s Cos., Inc.	90,530	15,015,306
Ross Stores, Inc.	173,330	16,175,156
TJX Cos., Inc.	169,030	9,406,519

		40,596,981

Technology Hardware, Storage & Peripherals — 2.3%
Samsung Electronics Co. Ltd., Registered Shares, GDR	26,839	34,029,803
Siemens Energy AG(c)	77,065	2,078,161

		36,107,964

Tobacco — 2.4%
Altria Group, Inc.(a)	973,246	37,606,225

Trading Companies & Distributors — 0.7%
Ferguson PLC	107,500	10,817,770

Total Common Stocks — 98.7% (Cost: $1,381,901,563)		1,525,247,487

Preferred Securities

Preferred Stocks — 1.4%

Household Products — 1.4%
Henkel AG & Co. KGaA, Preference Shares	203,170	21,248,828

Total Preferred Securities — 1.4% (Cost: $18,703,928)		21,248,828

Total Long-Term Investments — 100.1% (Cost: $1,400,605,491)		1,546,496,315

Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.8%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.02%(d)(e)	12,864,186	$12,864,186

Total Short-Term Securities — 0.8% (Cost: $ 12,864,186)		12,864,186

Total Investments Before Options Written — 100.9% (Cost: $ 1,413,469,677)		1,559,360,501

Options Written — (0.9)% (Premiums Received: $(21,994,571))		(14,223,905)

Total Investments, Net of Options Written — 100.0% (Cost: $ 1,391,475,106)		1,545,136,596

Other Assets Less Liabilities — 0.0%		124,171

Net Assets — 100.0%		$1,545,260,767

(a)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(b)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(c)	Non-income producing security.
(d)	Affiliate of the Trust.
(e)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/19	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$—	$12,864,186	(a)	$—	$—	$—	$12,864,186	12,864,186	$31,975	$—

(a)	Represents net amount purchased (sold).

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Unilever NV, NY Shares	1,112	10/01/20	USD	61.87	USD	6,716	$(121)
Anthem, Inc.	221	10/02/20	USD	287.50	USD	5,936	(19,890)
Bank of America Corp.	1,051	10/02/20	USD	26.50	USD	2,532	(1,051)

2

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Enhanced Equity Dividend Trust (BDJ)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Berkshire Hathaway, Inc., Class B	254	10/02/20	USD	215.00	USD	5,409	$(15,748)
Charles Schwab Corp.	491	10/02/20	USD	36.50	USD	1,779	(12,030)
Coca-Cola Co.	262	10/02/20	USD	51.50	USD	1,294	(524)
Cognizant Technology Solutions Corp., Class A	1,240	10/02/20	USD	69.00	USD	8,608	(111,600)
Comcast Corp., Class A	1,107	10/02/20	USD	44.50	USD	5,121	(202,581)
ConocoPhillips	714	10/02/20	USD	43.00	USD	2,345	(2,142)
Constellation Brands, Inc., Class A	77	10/02/20	USD	187.50	USD	1,459	(42,735)
Constellation Brands, Inc., Class A	46	10/02/20	USD	195.00	USD	872	(10,005)
Dollar General Corp.	122	10/02/20	USD	202.50	USD	2,557	(89,670)
Fox Corp., Class A	530	10/02/20	USD	29.00	USD	1,475	(5,300)
General Motors Co.	796	10/02/20	USD	31.50	USD	2,355	(1,990)
General Motors Co.	38	10/02/20	USD	30.50	USD	112	(456)
Medtronic PLC	261	10/02/20	USD	102.00	USD	2,712	(47,894)
MetLife, Inc.	593	10/02/20	USD	41.00	USD	2,204	(2,372)
NXP Semiconductors NV	99	10/02/20	USD	128.00	USD	1,236	(3,366)
Pioneer Natural Resources Co.	228	10/02/20	USD	110.00	USD	1,961	(2,280)
Ross Stores, Inc.	240	10/02/20	USD	95.50	USD	2,240	(12,000)
Union Pacific Corp.	243	10/02/20	USD	200.00	USD	4,784	(11,664)
UnitedHealth Group, Inc.	141	10/02/20	USD	317.50	USD	4,396	(13,395)
Verizon Communications, Inc.	652	10/02/20	USD	59.00	USD	3,879	(40,098)
Visa, Inc., Class A	140	10/02/20	USD	202.50	USD	2,800	(9,100)
Williams Cos., Inc.	2,284	10/02/20	USD	22.50	USD	4,488	(11,420)
American Express Co.	207	10/09/20	USD	106.00	USD	2,075	(7,866)
American International Group, Inc.	1,132	10/09/20	USD	31.00	USD	3,116	(4,528)
Anthem, Inc.	97	10/09/20	USD	272.50	USD	2,605	(36,860)
Applied Materials, Inc.	188	10/09/20	USD	58.50	USD	1,118	(36,284)
Bank of America Corp.	3,071	10/09/20	USD	26.50	USD	7,398	(10,749)
Charles Schwab Corp.	612	10/09/20	USD	38.00	USD	2,217	(13,158)
Cisco Systems, Inc.	389	10/09/20	USD	43.00	USD	1,532	(584)
Citigroup, Inc.	942	10/09/20	USD	54.00	USD	4,061	(2,826)
CME Group, Inc.	152	10/09/20	USD	180.00	USD	2,543	(3,800)
Coca-Cola Co.	261	10/09/20	USD	51.50	USD	1,289	(2,349)
Cognizant Technology Solutions Corp., Class A	683	10/09/20	USD	67.50	USD	4,741	(175,872)
ConocoPhillips	705	10/09/20	USD	39.00	USD	2,315	(1,410)
Constellation Brands, Inc., Class A	242	10/09/20	USD	200.00	USD	4,586	(38,115)
CVS Health Corp.	277	10/09/20	USD	63.50	USD	1,618	(1,385)
DuPont de Nemours, Inc.	315	10/09/20	USD	58.00	USD	1,748	(12,600)
FedEx Corp.	146	10/09/20	USD	245.00	USD	3,672	(138,700)
Fox Corp., Class A	907	10/09/20	USD	30.00	USD	2,524	(18,140)
General Motors Co.	683	10/09/20	USD	31.59	USD	2,021	(17,549)
Humana, Inc.	47	10/09/20	USD	407.50	USD	1,945	(58,280)
JPMorgan Chase & Co.	257	10/09/20	USD	110.00	USD	2,474	(1,285)
Marathon Petroleum Corp.	611	10/09/20	USD	37.50	USD	1,793	(7,943)
Medtronic PLC	523	10/09/20	USD	105.51	USD	5,435	(49,372)
MetLife, Inc.	176	10/09/20	USD	41.00	USD	654	(968)
Microsoft Corp.	102	10/09/20	USD	232.50	USD	2,145	(765)
Microsoft Corp.	78	10/09/20	USD	212.50	USD	1,641	(20,787)
Morgan Stanley	304	10/09/20	USD	52.50	USD	1,470	(2,128)
NXP Semiconductors NV	166	10/09/20	USD	131.00	USD	2,072	(13,612)
Pioneer Natural Resources Co.	440	10/09/20	USD	106.00	USD	3,784	(6,600)
Ross Stores, Inc.	294	10/09/20	USD	95.50	USD	2,744	(40,425)
TJX Cos., Inc.	85	10/09/20	USD	56.50	USD	473	(8,500)
Unilever NV, NY Shares	436	10/09/20	USD	58.86	USD	2,633	(81,425)
Union Pacific Corp.	243	10/09/20	USD	200.00	USD	4,784	(41,553)
Verizon Communications, Inc.	1,280	10/09/20	USD	60.00	USD	7,615	(41,600)
Williams Cos., Inc.	617	10/09/20	USD	21.95	USD	1,212	(1,027)
Allstate Corp.	309	10/16/20	USD	100.00	USD	2,909	(9,270)
Altria Group, Inc.	1,099	10/16/20	USD	45.00	USD	4,247	(2,748)
Altria Group, Inc.	868	10/16/20	USD	40.50	USD	3,354	(20,832)
American Express Co.	165	10/16/20	USD	105.00	USD	1,654	(17,325)
American International Group, Inc.	326	10/16/20	USD	34.00	USD	897	(1,630)
American International Group, Inc.	1,019	10/16/20	USD	32.00	USD	2,805	(4,586)

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Enhanced Equity Dividend Trust (BDJ)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Arthur J Gallagher & Co.	889	10/16/20	USD	105.00	USD	9,386	$(224,472)
Bank of America Corp.	1,983	10/16/20	USD	27.00	USD	4,777	(15,864)
Bank of America Corp.	1,015	10/16/20	USD	28.00	USD	2,445	(3,553)
CDK Global, Inc.	332	10/16/20	USD	50.00	USD	1,447	(23,240)
Charles Schwab Corp.	714	10/16/20	USD	36.00	USD	2,587	(94,605)
Cisco Systems, Inc.	531	10/16/20	USD	44.00	USD	2,092	(1,328)
Citigroup, Inc.	606	10/16/20	USD	55.00	USD	2,612	(1,818)
CME Group, Inc.	105	10/16/20	USD	170.00	USD	1,757	(23,888)
Coca-Cola Co.	1,113	10/16/20	USD	52.50	USD	5,495	(10,017)
Cognizant Technology Solutions Corp., Class A	494	10/16/20	USD	70.00	USD	3,429	(71,630)
Comcast Corp., Class A	1,518	10/16/20	USD	45.00	USD	7,022	(248,193)
ConocoPhillips	85	10/16/20	USD	41.00	USD	279	(1,615)
Corteva, Inc.	1,045	10/16/20	USD	30.00	USD	3,011	(36,575)
CVS Health Corp.	506	10/16/20	USD	65.00	USD	2,955	(3,289)
DuPont de Nemours, Inc.	226	10/16/20	USD	62.50	USD	1,254	(2,034)
Edison International	748	10/16/20	USD	55.00	USD	3,803	(16,830)
Equitable Holdings, Inc.	987	10/16/20	USD	22.50	USD	1,800	(14,805)
FedEx Corp.	8	10/16/20	USD	250.00	USD	201	(6,520)
Fidelity National Financial, Inc.	729	10/16/20	USD	35.00	USD	2,283	(5,468)
Fox Corp., Class A	73	10/16/20	USD	29.82	USD	204	(1,867)
General Electric Co.	4,309	10/16/20	USD	7.00	USD	2,685	(19,391)
General Motors Co.	563	10/16/20	USD	33.00	USD	1,666	(9,290)
JPMorgan Chase & Co.	328	10/16/20	USD	105.00	USD	3,158	(13,120)
Marathon Petroleum Corp.	518	10/16/20	USD	40.00	USD	1,520	(3,367)
Medtronic PLC	220	10/16/20	USD	110.00	USD	2,286	(5,830)
Microsoft Corp.	66	10/16/20	USD	230.00	USD	1,388	(2,805)
Morgan Stanley	646	10/16/20	USD	52.50	USD	3,123	(16,796)
Motorola Solutions, Inc.	240	10/16/20	USD	150.00	USD	3,763	(192,000)
Motorola Solutions, Inc.	23	10/16/20	USD	160.00	USD	361	(4,255)
Newell Brands, Inc.	2,170	10/16/20	USD	17.00	USD	3,724	(141,050)
NiSource, Inc.	324	10/16/20	USD	24.00	USD	713	(3,240)
NiSource, Inc.	424	10/16/20	USD	23.00	USD	933	(4,240)
NXP Semiconductors NV	167	10/16/20	USD	130.00	USD	2,084	(31,062)
Open Text Corp.	99	10/16/20	USD	45.00	USD	418	(1,238)
Open Text Corp.	445	10/16/20	USD	45.85	USD	1,880	(2,369)
PPL Corp.	877	10/16/20	USD	30.00	USD	2,386	(8,770)
Public Service Enterprise Group, Inc.	2,008	10/16/20	USD	55.00	USD	11,026	(230,920)
Raymond James Financial, Inc.	981	10/16/20	USD	77.50	USD	7,138	(53,955)
Ross Stores, Inc.	116	10/16/20	USD	95.00	USD	1,083	(26,390)
TJX Cos., Inc.	422	10/16/20	USD	55.00	USD	2,348	(87,565)
Unilever NV, NY Shares	333	10/16/20	USD	62.50	USD	2,011	(8,325)
Verizon Communications, Inc.	1,340	10/16/20	USD	60.00	USD	7,972	(55,610)
Visa, Inc., Class A	180	10/16/20	USD	210.00	USD	3,599	(17,280)
Wells Fargo & Co.	1,661	10/16/20	USD	27.50	USD	3,905	(13,288)
Williams Cos., Inc.	617	10/16/20	USD	22.00	USD	1,212	(6,170)
Altria Group, Inc.	837	10/23/20	USD	45.00	USD	3,234	(8,370)
Altria Group, Inc.	868	10/23/20	USD	40.50	USD	3,354	(31,682)
American International Group, Inc.	459	10/23/20	USD	32.00	USD	1,264	(5,738)
American International Group, Inc.	1,360	10/23/20	USD	31.00	USD	3,744	(27,200)
Anthem, Inc.	159	10/23/20	USD	280.00	USD	4,271	(69,960)
Applied Materials, Inc.	188	10/23/20	USD	58.50	USD	1,118	(54,050)
Bank of America Corp.	501	10/23/20	USD	27.00	USD	1,207	(6,764)
Bank of America Corp.	662	10/23/20	USD	26.50	USD	1,595	(12,578)
Berkshire Hathaway, Inc., Class B	194	10/23/20	USD	220.00	USD	4,131	(36,957)
Charles Schwab Corp.	479	10/23/20	USD	36.50	USD	1,735	(65,862)
Cisco Systems, Inc.	173	10/23/20	USD	41.50	USD	681	(3,114)
Citigroup, Inc.	320	10/23/20	USD	54.00	USD	1,380	(32,960)
CME Group, Inc.	86	10/23/20	USD	175.00	USD	1,439	(10,320)
CME Group, Inc.	63	10/23/20	USD	172.50	USD	1,054	(12,443)
Coca-Cola Co.	553	10/23/20	USD	51.00	USD	2,730	(32,351)
Cognizant Technology Solutions Corp., Class A	748	10/23/20	USD	72.00	USD	5,193	(93,500)
Comcast Corp., Class A	566	10/23/20	USD	46.00	USD	2,618	(69,901)

4

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Enhanced Equity Dividend Trust (BDJ)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
ConocoPhillips	56	10/23/20	USD	36.50	USD	184	$(1,932)
Constellation Brands, Inc., Class A	361	10/23/20	USD	192.50	USD	6,841	(178,695)
DuPont de Nemours, Inc.	502	10/23/20	USD	60.00	USD	2,785	(26,355)
Enterprise Products Partners LP	1,349	10/23/20	USD	17.50	USD	2,130	(8,769)
Enterprise Products Partners LP	1,271	10/23/20	USD	15.50	USD	2,007	(261,826)
Fox Corp., Class A	1,061	10/23/20	USD	30.00	USD	2,953	(37,135)
General Electric Co.	4,583	10/23/20	USD	6.50	USD	2,855	(77,911)
General Motors Co.	341	10/23/20	USD	33.00	USD	1,009	(9,548)
Humana, Inc.	47	10/23/20	USD	407.50	USD	1,945	(77,315)
JPMorgan Chase & Co.	174	10/23/20	USD	103.00	USD	1,675	(16,269)
Lowe’s Cos., Inc.	150	10/23/20	USD	170.00	USD	2,488	(48,075)
Marathon Petroleum Corp.	610	10/23/20	USD	35.00	USD	1,790	(12,200)
Medtronic PLC	766	10/23/20	USD	110.00	USD	7,960	(49,024)
MetLife, Inc.	819	10/23/20	USD	40.00	USD	3,044	(48,730)
Microsoft Corp.	6	10/23/20	USD	232.50	USD	126	(555)
Microsoft Corp.	78	10/23/20	USD	212.50	USD	1,641	(44,265)
NXP Semiconductors NV	57	10/23/20	USD	128.00	USD	711	(23,085)
Pioneer Natural Resources Co.	75	10/23/20	USD	95.00	USD	645	(11,625)
Ross Stores, Inc.	303	10/23/20	USD	97.00	USD	2,828	(59,085)
UnitedHealth Group, Inc.	35	10/23/20	USD	317.50	USD	1,091	(23,625)
Verizon Communications, Inc.	1,481	10/23/20	USD	61.00	USD	8,810	(61,461)
Visa, Inc., Class A	102	10/23/20	USD	210.00	USD	2,040	(22,746)
Wells Fargo & Co.	1,173	10/23/20	USD	25.50	USD	2,758	(44,574)
Williams Cos., Inc.	861	10/23/20	USD	21.97	USD	1,692	(10,943)
Allstate Corp.	415	10/28/20	USD	96.00	USD	3,907	(77,540)
Corteva, Inc.	480	10/28/20	USD	30.50	USD	1,383	(33,413)
Fox Corp., Class A	73	10/28/20	USD	29.50	USD	204	(3,670)
Altria Group, Inc.	812	10/30/20	USD	44.00	USD	3,138	(11,774)
Altria Group, Inc.	868	10/30/20	USD	40.50	USD	3,354	(50,344)
Anthem, Inc.	159	10/30/20	USD	267.50	USD	4,271	(189,210)
Bank of America Corp.	1,632	10/30/20	USD	26.50	USD	3,932	(46,512)
Charles Schwab Corp.	478	10/30/20	USD	36.50	USD	1,732	(65,725)
Cisco Systems, Inc.	504	10/30/20	USD	40.50	USD	1,985	(28,980)
Citigroup, Inc.	921	10/30/20	USD	50.00	USD	3,970	(26,709)
Coca-Cola Co.	363	10/30/20	USD	50.00	USD	1,792	(42,108)
Comcast Corp., Class A	990	10/30/20	USD	47.50	USD	4,580	(101,970)
CVS Health Corp.	208	10/30/20	USD	60.00	USD	1,215	(21,632)
Dollar General Corp.	24	10/30/20	USD	205.00	USD	503	(18,600)
Enterprise Products Partners LP	3,456	10/30/20	USD	18.00	USD	5,457	(25,920)
Fox Corp., Class A	859	10/30/20	USD	27.50	USD	2,391	(122,407)
General Electric Co.	2,414	10/30/20	USD	7.50	USD	1,504	(18,105)
General Electric Co.	1,252	10/30/20	USD	6.50	USD	780	(33,804)
General Motors Co.	409	10/30/20	USD	33.50	USD	1,210	(13,497)
JPMorgan Chase & Co.	112	10/30/20	USD	96.50	USD	1,078	(38,640)
Lowe’s Cos., Inc.	150	10/30/20	USD	170.00	USD	2,488	(58,125)
Marathon Petroleum Corp.	518	10/30/20	USD	34.50	USD	1,520	(32,116)
Medtronic PLC	269	10/30/20	USD	104.00	USD	2,795	(83,121)
MetLife, Inc.	1,224	10/30/20	USD	38.50	USD	4,550	(115,056)
Microsoft Corp.	67	10/30/20	USD	207.50	USD	1,409	(61,807)
Morgan Stanley	764	10/30/20	USD	50.50	USD	3,694	(82,894)
NXP Semiconductors NV	138	10/30/20	USD	127.00	USD	1,722	(75,210)
PPG Industries, Inc.	494	10/30/20	USD	131.00	USD	6,031	(60,515)
UnitedHealth Group, Inc.	225	10/30/20	USD	322.50	USD	7,015	(135,000)
Verizon Communications, Inc.	653	10/30/20	USD	60.00	USD	3,885	(55,178)
Visa, Inc., Class A	57	10/30/20	USD	207.50	USD	1,140	(19,580)
Wells Fargo & Co.	1,172	10/30/20	USD	26.50	USD	2,755	(35,746)
Williams Cos., Inc.	8	10/30/20	USD	20.86	USD	16	(345)
American Express Co.	400	11/06/20	USD	105.00	USD	4,010	(125,600)
American International Group, Inc.	814	11/06/20	USD	30.00	USD	2,241	(72,039)
Cisco Systems, Inc.	98	11/06/20	USD	40.50	USD	386	(7,987)
Citigroup, Inc.	478	11/06/20	USD	44.00	USD	2,061	(93,927)
CVS Health Corp.	208	11/06/20	USD	59.00	USD	1,215	(55,224)

SCHEDULE OF INVESTMENTS	5

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Enhanced Equity Dividend Trust (BDJ)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
DuPont de Nemours, Inc.	214	11/06/20	USD	58.00	USD	1,187	$(40,981)
Enterprise Products Partners LP	1,271	11/06/20	USD	15.50	USD	2,007	(451,205)
FedEx Corp.	14	11/06/20	USD	260.00	USD	352	(13,685)
General Electric Co.	1,399	11/06/20	USD	6.50	USD	872	(46,867)
General Electric Co.	1,252	11/06/20	USD	7.00	USD	780	(23,788)
General Motors Co.	340	11/06/20	USD	31.29	USD	1,006	(31,730)
JPMorgan Chase & Co.	279	11/06/20	USD	100.00	USD	2,686	(79,654)
Lowe’s Cos., Inc.	289	11/06/20	USD	165.00	USD	4,793	(221,807)
Marathon Petroleum Corp.	797	11/06/20	USD	31.00	USD	2,338	(127,121)
McKesson Corp.	364	11/06/20	USD	155.00	USD	5,421	(185,640)
Medtronic PLC	262	11/06/20	USD	105.00	USD	2,723	(92,355)
TJX Cos., Inc.	422	11/06/20	USD	55.00	USD	2,348	(141,370)
Visa, Inc., Class A	57	11/06/20	USD	210.00	USD	1,140	(22,658)
Wells Fargo & Co.	730	11/06/20	USD	25.50	USD	1,716	(51,465)
Comcast Corp., Class A	272	11/09/20	USD	46.89	USD	1,258	(23,864)
Public Service Enterprise Group, Inc.	475	11/12/20	USD	53.00	USD	2,608	(143,915)
American International Group, Inc.	1,360	11/20/20	USD	30.00	USD	3,744	(136,680)
Applied Materials, Inc.	377	11/20/20	USD	62.50	USD	2,241	(101,790)
Arthur J Gallagher & Co.	773	11/20/20	USD	110.00	USD	8,161	(189,385)
Bank of America Corp.	1,203	11/20/20	USD	26.00	USD	2,898	(90,826)
Berkshire Hathaway, Inc., Class B	308	11/20/20	USD	220.00	USD	6,559	(148,610)
CDK Global, Inc.	651	11/20/20	USD	45.00	USD	2,838	(123,690)
Charles Schwab Corp.	723	11/20/20	USD	37.00	USD	2,619	(123,271)
Cisco Systems, Inc.	174	11/20/20	USD	42.00	USD	685	(14,094)
Citigroup, Inc.	321	11/20/20	USD	47.50	USD	1,384	(36,273)
Citigroup, Inc.	607	11/20/20	USD	45.00	USD	2,617	(115,937)
CME Group, Inc.	60	11/20/20	USD	175.00	USD	1,004	(23,100)
ConocoPhillips	449	11/20/20	USD	36.00	USD	1,475	(50,512)
Corteva, Inc.	480	11/20/20	USD	32.00	USD	1,383	(31,200)
CVS Health Corp.	460	11/20/20	USD	60.00	USD	2,686	(89,700)
DuPont de Nemours, Inc.	214	11/20/20	USD	60.00	USD	1,187	(35,738)
Edison International	699	11/20/20	USD	55.50	USD	3,554	(91,770)
Equitable Holdings, Inc.	1,331	11/20/20	USD	20.00	USD	2,428	(109,807)
Fidelity National Financial, Inc.	1,236	11/20/20	USD	35.00	USD	3,870	(61,800)
MetLife, Inc.	624	11/20/20	USD	37.50	USD	2,319	(123,240)
Microsoft Corp.	199	11/20/20	USD	220.00	USD	4,186	(141,787)
Morgan Stanley	660	11/20/20	USD	50.00	USD	3,191	(131,340)
Motorola Solutions, Inc.	388	11/20/20	USD	165.00	USD	6,084	(172,660)
Newell Brands, Inc.	2,171	11/20/20	USD	19.00	USD	3,725	(103,122)
Open Text Corp.	364	11/20/20	USD	45.00	USD	1,538	(32,760)
Raymond James Financial, Inc.	969	11/20/20	USD	77.50	USD	7,050	(232,560)
Unilever NV, NY Shares	1,112	11/20/20	USD	62.50	USD	6,717	(127,880)
Verizon Communications, Inc.	1,283	11/20/20	USD	60.00	USD	7,633	(162,299)
Visa, Inc., Class A	184	11/20/20	USD	215.00	USD	3,679	(62,100)
Wells Fargo & Co.	852	11/20/20	USD	25.00	USD	2,003	(87,756)
Wells Fargo & Co.	853	11/20/20	USD	25.75	USD	2,005	(66,654)
Williams Cos., Inc.	1,021	11/20/20	USD	22.00	USD	2,006	(32,672)

							$(12,009,451)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Bayer AG, Registered Shares	UBS AG	62,700	10/07/20	EUR	59.38	EUR	3,299	$(987)
Koninklijke Philips NV	Goldman Sachs International	143,900	10/07/20	EUR	46.86	EUR	5,795	(7)
Sanofi	Barclays Bank PLC	58,600	10/15/20	EUR	90.53	EUR	5,009	(15,225)
Equinor ASA	Credit Suisse International	109,400	10/20/20	NOK	144.84	NOK	14,457	(2,889)
BAE Systems PLC	Morgan Stanley & Co. International PLC	102,700	10/21/20	GBP	5.29	GBP	494	(1,454)
BP PLC	Morgan Stanley & Co. International PLC	588,400	10/21/20	GBP	2.74	GBP	1,319	(615)

6

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Enhanced Equity Dividend Trust (BDJ)

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Ferguson PLC	Morgan Stanley & Co. International PLC	17,100	10/21/20	GBP	73.90	GBP	1,334	$(122,600)
Siemens Energy AG	Goldman Sachs International	42,100	10/21/20	EUR	118.03	EUR	4,535	(17,716)
AstraZeneca PLC	Barclays Bank PLC	2,500	10/22/20	GBP	84.37	GBP	212	(8,999)
Sanofi	Credit Suisse International	13,300	10/22/20	EUR	88.96	EUR	1,137	(11,924)
Nestle SA, Registered Shares	Credit Suisse International	6,200	10/23/20	CHF	110.59	CHF	680	(8,579)
Henkel AG & Co. KGaA, Preference Shares	Goldman Sachs International	76,100	10/27/20	EUR	92.86	EUR	6,788	(97,381)
Ferguson PLC	Credit Suisse International	47,000	10/28/20	GBP	76.12	GBP	3,665	(205,723)
Alcon, Inc.	Credit Suisse International	35,500	11/04/20	CHF	54.18	CHF	1,854	(46,528)
AstraZeneca PLC	UBS AG	109,300	11/04/20	GBP	88.74	GBP	9,255	(193,847)
BAE Systems PLC	Credit Suisse International	570,000	11/04/20	GBP	5.15	GBP	2,743	(30,170)
Bayer AG, Registered Shares	Credit Suisse International	62,800	11/04/20	EUR	56.88	EUR	3,304	(72,636)
BP PLC	Credit Suisse International	866,000	11/04/20	GBP	2.53	GBP	1,941	(29,307)
Equinor ASA	Goldman Sachs International	304,300	11/04/20	NOK	146.90	NOK	40,213	(15,808)
Sanofi	Goldman Sachs International	94,000	11/04/20	EUR	89.50	EUR	8,034	(91,350)
Alcon, Inc.	Goldman Sachs International	85,300	11/06/20	CHF	53.77	CHF	4,454	(134,154)
BAE Systems PLC	UBS AG	214,000	11/06/20	GBP	5.35	GBP	1,030	(4,811)
Bayer AG, Registered Shares	Goldman Sachs International	49,500	11/06/20	EUR	57.74	EUR	2,605	(51,157)
NiSource, Inc.	UBS AG	41,600	11/09/20	USD	22.90	USD	915	(10,567)
Danone SA	Barclays Bank PLC	32,900	11/10/20	EUR	56.70	EUR	1,818	(41,105)
Henkel AG & Co. KGaA, Preference Shares	Goldman Sachs International	35,600	11/10/20	EUR	91.57	EUR	3,176	(83,179)
Koninklijke Philips NV	Credit Suisse International	127,500	11/10/20	EUR	41.72	EUR	5,135	(137,525)
BAE Systems PLC	Credit Suisse International	600,000	11/12/20	GBP	4.94	GBP	2,888	(82,840)
Equinor ASA	Morgan Stanley & Co. International PLC	82,600	11/12/20	NOK	136.59	NOK	10,915	(29,855)
Samsung Electronics Co. Ltd.	Goldman Sachs International	14,700	11/12/20	USD	1,282.31	USD	18,638	(366,017)
PPL Corp	UBS AG	108,200	11/13/20	USD	28.40	USD	2,944	(44,852)
Unilever NV, NY Shares	Bank of America N.A.	47,200	11/16/20	USD	61.75	USD	2,851	(81,481)
NiSource, Inc.	Goldman Sachs International	91,300	11/17/20	USD	22.95	USD	2,009	(71,567)
Nestle SA, Registered Shares	Credit Suisse International	38,500	11/18/20	CHF	113.40	CHF	4,220	(46,528)
Albemarle Corp.	Credit Suisse International	37,200	11/19/20	CHF	53.79	CHF	1,943	(55,071)

								$(2,214,454)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Enhanced Equity Dividend Trust (BDJ)

Fair Value Hierarchy as of Period End (continued)

is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Trust’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$—	$32,403,174	$—	$32,403,174
Air Freight & Logistics	6,509,338	—	—	6,509,338
Automobiles	25,006,509	—	—	25,006,509
Banks	151,910,105	—	—	151,910,105
Beverages	47,937,936	—	—	47,937,936
Capital Markets	84,599,804	—	—	84,599,804
Chemicals	34,040,543	—	—	34,040,543
Communications Equipment	31,959,977	—	—	31,959,977
Consumer Finance	14,072,093	—	—	14,072,093
Diversified Financial Services	39,840,879	—	—	39,840,879
Diversified Telecommunication Services	72,354,712	—	—	72,354,712
Electric Utilities	23,053,915	—	—	23,053,915
Food Products	—	13,544,098	—	13,544,098
Health Care Equipment & Supplies	43,481,063	48,316,780	—	91,797,843
Health Care Providers & Services	111,144,629	—	—	111,144,629
Household Durables	11,461,095	—	—	11,461,095
Industrial Conglomerates	17,227,651	19,464,919	—	36,692,570
Insurance	111,144,864	—	—	111,144,864
IT Services	65,576,650	—	—	65,576,650
Media	55,190,974	—	—	55,190,974
Multiline Retail	5,580,504	—	—	5,580,504
Multi-Utilities	33,119,334	—	—	33,119,334
Oil, Gas & Consumable Fuels	87,815,989	20,429,775	—	108,245,764
Personal Products	38,061,664	—	—	38,061,664
Pharmaceuticals	—	79,419,416	—	79,419,416
Road & Rail	17,387,558	—	—	17,387,558
Semiconductors & Semiconductor Equipment	22,387,254	—	—	22,387,254
Software	35,675,345	—	—	35,675,345
Specialty Retail	40,596,981	—	—	40,596,981
Technology Hardware, Storage & Peripherals	2,078,161	34,029,803	—	36,107,964
Tobacco	37,606,225	—	—	37,606,225
Trading Companies & Distributors	—	10,817,770	—	10,817,770
Preferred Securities
Preferred Stocks	—	21,248,828	—	21,248,828
Short-Term Securities
Money Market Funds	12,864,186	—	—	12,864,186

	$1,279,685,938	$279,674,563	$—	1,559,360,501

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(11,371,877)	$(2,852,028)	$—	$(14,223,905)

(a)	Derivative financial instruments are options written. Options written are shown at value.

8

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Enhanced Equity Dividend Trust (BDJ)

Currency Abbreviation

CHF	Swiss Franc

EUR	Euro

GBP	British Pound

NOK	Norwegian Krone

USD	United States Dollar

Portfolio Abbreviation

CME	Chicago Mercantile Exchange

GDR	Global Depositary Receipt

LP	Limited Partnership

OTC	Over-the-Counter

SCHEDULE OF INVESTMENTS	9